Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Total	Common Stock	Additional Paid-in Capital	Other Comprehensive income/(loss)	Accumulated deficit	Acquisition of 33% of Interchart (Note 9)	Acquisition of 33% of Interchart (Note 9) Common Stock	Acquisition of 33% of Interchart (Note 9) Additional Paid-in Capital	Merger & Pappas Transaction (Note 1)	Merger & Pappas Transaction (Note 1) Common Stock	Merger & Pappas Transaction (Note 1) Additional Paid-in Capital	Heron Transaction in escrow account (Note 1)	Heron Transaction in escrow account (Note 1) Common Stock	Heron Transaction in escrow account (Note 1) Additional Paid-in Capital	Excel Transactions (Note 1)	Excel Transactions (Note 1) Common Stock	Excel Transactions (Note 1) Additional Paid-in Capital
BALANCE, value at Dec. 31, 2013	$ 266,106	$ 58	$ 668,452	$ 0	$ (402,404)
BALANCE, shares at Dec. 31, 2013		5,811,906
Net income/(loss) for the year ended	(11,723)				(11,723)
Other comprehensive loss	(378)			(378)
Issuance of common stock (Note 1 and Note 9), value						$ 328		$ 328	$ 616,272	$ 104	$ 616,168	$ 25,079	$ 4	$ 25,075	$ 252,784	$ 51	$ 252,733
Issuance of common stock (Note 1 and Note 9), shares							4,520			10,397,699			423,141			5,131,885
Issuance of vested and non-vested shares and amortization of stock-based compensation (Note 12), value	5,834	$ 1	5,833
Issuance of vested and non-vested shares and amortization of stock-based compensation (Note 12), shares		116,068
BALANCE, value at Dec. 31, 2014	1,154,302	$ 218	1,568,589	(378)	(414,127)
BALANCE, shares at Dec. 31, 2014		21,885,219
Net income/(loss) for the year ended	(458,177)				(458,177)
Other comprehensive loss	(838)			(838)
Amortization of stock-based compensation (Note 12)	2,684		2,684
Issuance of common stock (Note 9), value	417,797	$ 211	417,586
Issuance of common stock (Note 9), shares		21,050,084
Issuance of vested and non-vested shares and amortization of stock-based compensation (Note 12), value	19,308	$ 9	19,299
Issuance of vested and non-vested shares and amortization of stock-based compensation (Note 12), shares		851,577
Issuance of shares for commission to Oceanbulk Maritime (Note 3), value	282		282
Issuance of shares for commission to Oceanbulk Maritime (Note 3), shares		34,234
BALANCE, value at Dec. 31, 2015	1,135,358	$ 438	2,008,440	(1,216)	(872,304)
BALANCE, shares at Dec. 31, 2015		43,821,114
Net income/(loss) for the year ended	(154,228)				(154,228)
Other comprehensive loss	922			922
Issuance of common stock (Note 9), value	50,278	$ 120	50,158
Issuance of common stock (Note 9), shares		11,976,745
Issuance of vested and non-vested shares and amortization of stock-based compensation (Note 12), value	4,166	$ 7	4,159
Issuance of vested and non-vested shares and amortization of stock-based compensation (Note 12), shares		692,595
Issuance of shares for commission to Oceanbulk Maritime (Note 3), value	734	$ 1	733
Issuance of shares for commission to Oceanbulk Maritime (Note 3), shares		138,453
BALANCE, value at Dec. 31, 2016	$ 1,037,230	$ 566	$ 2,063,490	$ (294)	$ (1,026,532)
BALANCE, shares at Dec. 31, 2016		56,628,907